Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

23. Related party transactions

Related parties include members of the Board of Directors and the Executive Management of the Group. The following transactions were carried out with related parties:

Key management compensation

	2022	2021	2020
Salaries, other short‑term employee benefits and post-employment benefits	1,619,186	1,502,377	1,314,723
Consulting fees	151,639	224,091	317,425
Share‑based compensation	3,196,353	955,051	975,579
Total	4,967,178	2,681,519	2,607,727

Salaries, other short-term employee benefits and post-employment benefits relate to members of the Board of Directors and Executive Management who are employed by the Group. Consulting fees relate mainly to Roger Mills, a member of the Executive Management who delivers his services to the Group under a consulting contract. The Group has a net payable to the Board of Directors and Executive Management of CHF 0.1 million as of December 31, 2022 (December 31, 2021: CHF 0.2 million). Share-based compensation relates to the fair value of equity incentive units recognized through profit and loss following their vesting plan.